Debt, Net - Schedule of maturities of long-term debt (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
April 1, 2022 through December 31, 2022	$ 1,744
2023	2,327	$ 17,338
2024	2,329	24,879
2025	1,154	24,864
2026	22	106,034
2027	146,744
Total	154,320	173,115
Less, original issue discount, net of accumulated amortization ($8.2 million)	(12,168)	(10,024)	$ (14,700)
Less, debt issuance costs, net of accumulated amortization ($2.5 million)	(2,449)	(2,787)
Total debt, net	139,703	160,304	$ 147,800
Original issue discount, accumulated amortization	8,200	7,000
Debt issuance costs, accumulated amortization	$ 2,500	$ 2,100